Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure of Cash Flow Statement [Abstract]
Supplemental Cash Flow Information

15.	SUPPLEMENTAL CASH FLOW INFORMATION
Changes in working capital and income taxes received or paid:

	December 31,	December 31,
	2021	2020
Amounts receivable	$2.0	$3.3
Inventory	(49.7)	(13.3)
Advances and prepaid expenses	3.5	(3.8)
Accounts payable and accrued liabilities	16.7	3.9
Income taxes paid	(26.9)	(4.6)
	($54.4)	($14.5)
Other items:

	December 31,	December 31,
	2021	2020
Unrealized gain on non-hedging derivatives	($0.4)	($0.7)
Reclamation activities	(1.2)	(3.5)
Interest received	1.3	1.5
Credit facility standby fees	(2.0)	(1.7)
Distribution of share-based compensation	(5.7)	(3.5)
Loss on disposal of assets	1.5	1.0
Reduction of obligation to renounce flow-through exploration expenditures	—	(1.0)
Other	3.4	2.8
	($3.1)	($5.1)